SEGMENT DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT DISCLOSURES
Research and development costs	$ 1,482	$ 3,280	$ 3,994
General and Administrative costs	2,195
Finance Costs	$ 587	$ 226	$ 58